Submission	Sep. 05, 2025
Submission [Line Items]
Central Index Key	0002071778
Registrant Name	Fermi LLC
Registration File Number	333-290089
Form Type	S-11
Submission Type	S-11/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A